Income Taxes - Deferred tax asset and liabilities (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Accrued expenses			¥ 4,161,017
Tax loss carry forward	¥ 36,182,919	$ 5,246,030	56,542,077
Gross deferred tax assets	36,182,919	5,246,030	60,703,094
Valuation allowance	¥ (36,182,919)	$ (5,246,030)	(56,542,077)	$ (8,197,831)	¥ (63,563,642)	¥ (67,843,392)
Net deferred tax assets			¥ 4,161,017